Financial Risk Management_Types Of The Groups Retail And Credit Card Loans(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Retail And Credit Card Loans Line Items[Line Items]
Retail And Credit Card Loans	₩ 183,986,501	₩ 175,079,089
Loans
Retail And Credit Card Loans Line Items[Line Items]
Retail And Credit Card Loans	₩ 185,437,532	₩ 176,432,927
Portionof Retail And Credit Card Loans	100.00%	100.00%
Allowances
Retail And Credit Card Loans Line Items[Line Items]
Retail And Credit Card Loans	₩ (1,451,031)	₩ (1,353,838)
Housing
Retail And Credit Card Loans Line Items[Line Items]
Retail And Credit Card Loans	78,068,242	70,886,635
Housing | Loans
Retail And Credit Card Loans Line Items[Line Items]
Retail And Credit Card Loans	₩ 78,102,637	₩ 70,916,004
Portionof Retail And Credit Card Loans	42.12%	40.19%
Housing | Allowances
Retail And Credit Card Loans Line Items[Line Items]
Retail And Credit Card Loans	₩ (34,395)	₩ (29,369)
General
Retail And Credit Card Loans Line Items[Line Items]
Retail And Credit Card Loans	88,009,558	87,549,337
General | Loans
Retail And Credit Card Loans Line Items[Line Items]
Retail And Credit Card Loans	₩ 88,686,485	₩ 88,162,865
Portionof Retail And Credit Card Loans	47.83%	49.97%
General | Allowances
Retail And Credit Card Loans Line Items[Line Items]
Retail And Credit Card Loans	₩ (676,927)	₩ (613,528)
Credit card
Retail And Credit Card Loans Line Items[Line Items]
Retail And Credit Card Loans	17,908,701	16,643,117
Credit card | Loans
Retail And Credit Card Loans Line Items[Line Items]
Retail And Credit Card Loans	₩ 18,648,410	₩ 17,354,058
Portionof Retail And Credit Card Loans	10.05%	9.84%
Credit card | Allowances
Retail And Credit Card Loans Line Items[Line Items]
Retail And Credit Card Loans	₩ (739,709)	₩ (710,941)